Average Annual Total Returns - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - FidelityAdvisorEmergingAsiaFund-AMCIZPRO - Fidelity Advisor Emerging Asia Fund	Dec. 30, 2023
Fidelity Advisor Emerging Asia Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(34.77%)
Past 5 years	1.21%
Past 10 years	5.19%
Fidelity Advisor Emerging Asia Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(34.77%)
Past 5 years	(0.26%)
Past 10 years	4.18%
Fidelity Advisor Emerging Asia Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(20.59%)
Past 5 years	1.11%
Past 10 years	4.25%
Fidelity Advisor Emerging Asia Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(31.98%)
Past 5 years	1.66%
Past 10 years	5.19%
Fidelity Advisor Emerging Asia Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(33.41%)
Past 5 years	1.41%
Past 10 years	5.14%
Fidelity Advisor Emerging Asia Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(30.60%)
Past 5 years	2.70%
Past 10 years	6.12%
Fidelity Advisor Emerging Asia Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(30.50%)
Since Inception	5.96%	[1]
F1433
Average Annual Return:
Past 1 year	(19.68%)
Past 5 years	(0.65%)
Past 10 years	3.57%

[1]	AFrom October 2, 2018.